SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2024
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
19.	SEGMENT INFORMATION

IFRS 8 requires operating segments to be identified on the basis of internal reports about components of the Consolidated Entity that are regularly reviewed by the chief operating decision maker in order to allocate resources to the segment and to assess its performance. The Consolidated Entity operates in one segment, being exploration and evaluation of mineral properties in the U.S. and research and development of associated metals technologies to support an integrated titanium processing operation.

(a)	Reconciliation of non-current assets by geographical location

	2024	2023
	US$	US$
United States of America	13,887,873	10,048,804
	13,887,873	10,048,804